Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure representing major components of tax expense income [line items]
Investment tax credits		$ 812,100,000
Deferred tax		(314,090,000)	$ 146,589,000
Deferred tax assets		880,705,000	534,078,000
Mongolia [member]
Disclosure representing major components of tax expense income [line items]
Increase decrease in deferred tax liability asset		347,300,000	90,100,000
Deferred tax assets		841,300,000	494,000,000
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences		$ 452,000,000	324,600,000
Description of expiry date of temporary differences unused tax losses and unused tax credits	eight years	eight years
Mongolia [member] | Additional operating losses and accrued but unpaid interest [member]
Disclosure representing major components of tax expense income [line items]
Increase decrease in deferred tax liability asset		$ 76,600,000	97,700,000
Mongolia [member] | Temporary differences fixed assets [member]
Disclosure representing major components of tax expense income [line items]
Increase decrease in deferred tax liability asset		270,700,000	187,800,000
Canada [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax assets		39,400,000	40,100,000
Canada [member] | Non Capital Losses
Disclosure representing major components of tax expense income [line items]
Deferred tax assets		38,400,000	39,600,000
Canada [member] | Other temporary differences
Disclosure representing major components of tax expense income [line items]
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences		$ 1,000,000	$ 500,000
Description of expiry date of temporary differences unused tax losses and unused tax credits		twenty years
Investment tax credits [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax		$ 0